Warrant Liabilities (Details)	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Warrant Liabilities [Line Items]
Private warrants	2,875,000
Per warrant (in Dollars per share) | $ / shares	$ 0.01
Exceeds per share (in Dollars per share) | $ / shares	$ 18
Sale of warrants	6,250,000
Private placement warrant per share (in Dollars per share) | $ / shares	$ 1
Generating gross proceeds (in Dollars) | $	$ 6,250
Forfeited shares of private placement warrants	2,875,000
Private warrants in escrow shares	2,875,000
Public Warrants [Member]
Warrant Liabilities [Line Items]
Purchase shares	1
Exercise price share (in Dollars per share) | $ / shares	$ 11.5
Expires term	5 years
Private Warrants [Member]
Warrant Liabilities [Line Items]
Purchase shares	1
Exercise price share (in Dollars per share) | $ / shares	$ 11.5
Expires term	5 years
First Level Release Target [Member]
Warrant Liabilities [Line Items]
Sponsor private warrants shares	1,437,500
Exceeds ordinary per shares (in Dollars per share) | $ / shares	$ 12.5
Expiration date	5 years
First Level Release Target [Member] | Bottom of range [member]
Warrant Liabilities [Line Items]
Trading days	20
First Level Release Target [Member] | Top of range [member]
Warrant Liabilities [Line Items]
Trading days	30
Second Level Release Target [Member]
Warrant Liabilities [Line Items]
Sponsor private warrants shares	1,437,500
Exceeds ordinary per shares (in Dollars per share) | $ / shares	$ 13
Expiration date	5 years
Second Level Release Target [Member] | Bottom of range [member]
Warrant Liabilities [Line Items]
Trading days	20
Second Level Release Target [Member] | Top of range [member]
Warrant Liabilities [Line Items]
Trading days	30